Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 29,091,098	$ 18,976,684
Restricted cash	34,134	4,827
Accounts receivable, net	41,798,647	40,174,332
Financing receivable, net	42,543,860	43,864,192
Inventories, net	1,235,576	898,686
Advances to suppliers, net	212,284	1,291,998
Prepaid taxes	567,792	494,467
Prepaid expenses and other receivables, net	187,188	1,051,631
Total Current Assets	115,670,579	106,756,817
Other Assets
Property, plant and equipment, net	1,145,503	1,656,442
Intangible assets, net	212,087	184,822
Right of use assets	1,232,323	1,417,088
Long-term investment	23,426,105	24,116,835
Total Non-current Assets	26,016,018	27,375,187
Total Assets	141,686,597	134,132,004
Current Liabilities
Short-term bank loans	2,264,812	3,636,591
Accounts payable	2,309,283	2,118,705
Due to related parties	903,467	1,047,512
Customer deposits	1,207,897	1,826,996
Taxes payable	1,187,350	1,251,975
Loan payable to third parties	3,522,521	0
Lease liabilities-current	163,343	161,480
Convertible note	1,727,694	0
Accrued liabilities and other payables	4,321,793	3,497,532
Total Current Liabilities	17,608,160	13,540,791
Loan payable to third parties-long term loan payable	0	3,395,861
Lease liabilities non-current	1,073,205	1,259,958
Total Liabilities	18,681,365	18,196,610
Stockholders' Equity
Additional paid-in capital	86,018,933	79,746,608
Statutory reserves	7,490,398	7,490,398
Retained earnings	44,672,926	39,090,079
Accumulated other comprehensive loss	(12,464,273)	(8,242,727)
Total Stockholders' Equity attributable to the Company	125,717,984	118,084,358
Noncontrolling interest	(2,712,752)	(2,148,964)
Total Stockholders' Equity	123,005,232	115,935,394
Total Liabilities and Stockholders' Equity	$ 141,686,597	$ 134,132,004